Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of indefinite-lived intangible assets

Other intangible assets consisted of the following at (in thousands):

	Estimated Useful Lives (Years)	December 31, 2019	September 30, 2020 (unaudited)
Amortizable:
Costs:
Developed technology	14	$203,800	$203,800
Customer relationship	10	89,500	89,500
Internal-use software modification costs	2.5	4,356	4,356

Total Amortizable Intangibles		297,656	297,656

Accumulated amortization:
Developed technology		50,676	61,594
Customer relationship		31,157	37,869
Internal-use software modification costs		2,613	3,920

Total Accumulated Amortization		84,446	103,383

Total Amortizable Intangibles, Net		213,210	194,273

Non-amortizable costs:
Trade name		10,300	10,300

Total Other Intangible Assets, Net		$223,510	$204,573

Other intangible assets consisted of the following at December 31, (in thousands):

	Estimated Useful Lives (Years)	2018	2019
Amortizable:
Costs:
Developed technology	14	$203,800	$203,800
Customer relationship	10	89,500	89,500
Internal-use software modification costs	2.5	4,356	4,356

Total Amortizable Intangibles		297,656	297,656

Accumulated amortization:
Developed technology		36,119	50,676
Customer relationship		22,206	31,157
Internal-use software modification costs		871	2,613

Total Accumulated Amortization		59,196	84,446

Total Amortizable Intangibles, Net		238,460	213,210

Non-amortizable costs:
Trade name		10,300	10,300

Total Other Intangible Assets, Net		$248,760	$223,510

Schedule of finite-lived intangible assets

Other intangible assets consisted of the following at (in thousands):

	Estimated Useful Lives (Years)	December 31, 2019	September 30, 2020 (unaudited)
Amortizable:
Costs:
Developed technology	14	$203,800	$203,800
Customer relationship	10	89,500	89,500
Internal-use software modification costs	2.5	4,356	4,356

Total Amortizable Intangibles		297,656	297,656

Accumulated amortization:
Developed technology		50,676	61,594
Customer relationship		31,157	37,869
Internal-use software modification costs		2,613	3,920

Total Accumulated Amortization		84,446	103,383

Total Amortizable Intangibles, Net		213,210	194,273

Non-amortizable costs:
Trade name		10,300	10,300

Total Other Intangible Assets, Net		$223,510	$204,573

Other intangible assets consisted of the following at December 31, (in thousands):

	Estimated Useful Lives (Years)	2018	2019
Amortizable:
Costs:
Developed technology	14	$203,800	$203,800
Customer relationship	10	89,500	89,500
Internal-use software modification costs	2.5	4,356	4,356

Total Amortizable Intangibles		297,656	297,656

Accumulated amortization:
Developed technology		36,119	50,676
Customer relationship		22,206	31,157
Internal-use software modification costs		871	2,613

Total Accumulated Amortization		59,196	84,446

Total Amortizable Intangibles, Net		238,460	213,210

Non-amortizable costs:
Trade name		10,300	10,300

Total Other Intangible Assets, Net		$248,760	$223,510

Schedule of future annual amortization expense of amortizable intangible assets

Estimated future annual amortization expense for the above amortizable intangible assets for the remaining periods through December 31, as follows (in thousands):

Amortization Expense
2020	$6,313
2021	23,507
2022	23,507
2023	23,507
2024	23,507
Thereafter	93,932

$194,273

Estimated future annual amortization expense for the above amortizable intangible assets are as follows (in thousands):

For the Year Ending December 31,	Amortization Expense
2020	$25,250
2021	23,507
2022	23,507
2023	23,507
2024	23,507
Thereafter	93,932

$213,210